COMMITMENTS AND CONTINGENCIES (Details Textual) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended		12 Months Ended				0 Months Ended				12 Months Ended		1 Months Ended		12 Months Ended							12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended
	Aug. 31, 2009 USD ($)	Aug. 31, 2009 ILS	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 ILS	Jan. 13, 2015 Subsequent Event [Member] USD ($)	Jan. 13, 2015 Subsequent Event [Member] ILS	Dec. 31, 2014 Credit Facility Covenant [Member]	Dec. 31, 2014 Matrix [Member] USD ($)	Dec. 31, 2014 Matrix [Member] Credit Facility Covenant [Member] USD ($)	Dec. 31, 2014 Matrix [Member] Credit Facility Covenant [Member] ILS	Jan. 31, 2015 Magic [Member] Subsequent Event [Member] USD ($)	Jan. 31, 2012 Net Consolidated Consulting Services Revenue [Member] Sapiens Technologies [Member]	Dec. 31, 2014 Cost Of Revenue [Member] USD ($)	Dec. 31, 2012 Cost Of Revenue [Member] USD ($)	Dec. 31, 2011 Cost Of Revenue [Member] USD ($)	Dec. 31, 2014 Cost Of Revenue [Member] Sapiens Technologies [Member] USD ($)	Dec. 31, 2013 Cost Of Revenue [Member] Sapiens Technologies [Member] USD ($)	Dec. 31, 2012 Cost Of Revenue [Member] Sapiens Technologies [Member] USD ($)	Dec. 31, 2014 Royalties [Member] Sapiens Technologies [Member] USD ($)	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Minimum [Member] Matrix [Member] Credit Facility Covenant [Member]	Jan. 31, 2012 Minimum [Member] Net Consolidated Licence and Maintenance Revenue [Member] Sapiens Technologies [Member]	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2014 Maximum [Member] Matrix [Member] Credit Facility Covenant [Member] ILS	Jan. 31, 2012 Maximum [Member] Net Consolidated Licence and Maintenance Revenue [Member] Sapiens Technologies [Member]
Bank Guarantees For Performance Of Various Contracts			$ 14,000
Bank Guarantees For Rent To Be Paid For Offices			5,200
Loss Contingency, Damages Sought, Value	13,371	52,000					10,543	41,000
Operating Leases, Rent Expense			15,979	20,408	15,559
Royalty Guarantees Commitments Percentage														0.35%										3.00%			3.50%
Royalty Guarantees Commitments Based On Grants Percentage																						100.00%			150.00%
Royalty Expense															618	514	574	0	450	574
Percentage Of Debts And Liabilities																							40.00%
Fair Value Inputs, Earnings before Interest, Taxes, Depreciation, and Amortization Multiple																							3.5
Stockholders Equity Attributable To Parent			388,656	319,341						154,590	70,712	601,200														275,000
Cash, Cash Equivalents, and Short-term Investments											12,857	50,000
Percentage Of Share Capital											30.00%	30.00%
Dividends Payable											70,712	275,000
Percentage Of Cash And Short Term Marketable Securities To Total Assets									0.00%
Liabilities			115,711	395,640		450,000
Business Combination, Contingent Consideration, Liability																					7,576
Unrealized Gain (Loss) on Marketable Securities, Cost Method Investments, and Other Investments													$ 722
Loss Contingency Damages Estimated Value Per Share							$ 0.225
Financial Covenants Minimum Description											a) The total rate of Matrix debts and liabilities to banks with the addition of debts in respect of debentures that have been and/or will be issued by it and shareholders' loans that have been and/or will be provided by it (collectively, "the debts") will not exceed 40% of its total balance sheet. b) The ratio of Matrix debts less cash to the annual EBITDA will not exceed 3.5. c) Matrix equity shall not be lower than NIS275,000 (approximately $ 70,712) at all times. d) Matrix balances of cash and short-term investments in its balance sheet shall not be lower thanNIS 50,000 (approximately $ 12,857).	a) The total rate of Matrix debts and liabilities to banks with the addition of debts in respect of debentures that have been and/or will be issued by it and shareholders' loans that have been and/or will be provided by it (collectively, "the debts") will not exceed 40% of its total balance sheet. b) The ratio of Matrix debts less cash to the annual EBITDA will not exceed 3.5. c) Matrix equity shall not be lower than NIS275,000 (approximately $ 70,712) at all times. d) Matrix balances of cash and short-term investments in its balance sheet shall not be lower thanNIS 50,000 (approximately $ 12,857).